Shareholder Report, Average Annual Return (Details) 198132_2x Bitcoin Strategy ETF -Consolidated-_TF_TSR Annual {TF}	12 Months Ended	32 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
2x Bitcoin Strategy ETF (Consolidated)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2x Bitcoin Strategy ETF (Consolidated) NAV
Average Annual Return, Percent	(58.34%)	9.17%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.99%	20.52%